BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Total Liabilities, current	$ 1,097,593	$ 1,261,522
Other current financial liabilities	307,136	460,846
Current lease liabilities	63,640	69,208
Trade and other current payables	626,504	673,057
Accounts payable to related companies	3,739	8,880
Other current provisions	386	1,259
Current tax liabilities	44,672	2,242
Current provisions for employee benefits	6,786	5,965
Other current non-financial liabilities	44,730	40,065
Total non-current liabilities	7,515,091	7,229,093
Other non-current financial liabilities	5,714,728	5,452,194
Bank Loans	657	1,791
Financial Leases	148,115	201,817
Non-current payables		2,230
Other non-current provisions	30,450	31,765
Deferred tax liabilities	1,463,886	1,360,187	$ 1,417,658
Non-current provisions for employee benefits	74,609	69,464
Other non-current non-financial liabilities	83,303	111,436
Later than one year and not later than three years [member]
Statement [Line Items]
Total non-current liabilities	1,789,289	1,534,114
Other non-current financial liabilities	726,207	531,475
Bank Loans	473,233	196,611
Financial Leases	85,964	117,608
Other Loans	252,974	334,865
Non-current payables	0	2,230
Other non-current provisions	30,450	31,765
Deferred tax liabilities	840,171	741,164
Non-current provisions for employee benefits	74,336	69,464
Other non-current non-financial liabilities	32,161	40,407
Later than three years and not later than five years [member]
Statement [Line Items]
Total non-current liabilities	971,281	1,169,993
Other non-current financial liabilities	919,591	1,080,656
Bank Loans	335,247	502,772
Financial Leases	21,906	46,408
Other Loans	584,344	577,884
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	7,254
Non-current provisions for employee benefits	273	0
Other non-current non-financial liabilities	29,511	35,675
Not later than three months [member]
Statement [Line Items]
Total Liabilities, current	765,176	844,866
Other current financial liabilities	63,605	93,182
Bank Loans	30,774	69,971
Other Loans	32,831	23,211
Current lease liabilities	18,631	21,518
Trade and other current payables	585,428	672,809
Accounts payable to related companies	3,739	8,880
Other current provisions	384	444
Current tax liabilities	42,580	2,031
Current provisions for employee benefits	6,079	5,938
Other current non-financial liabilities	44,730	40,063
Later than three months and not later than one year [member]
Statement [Line Items]
Total Liabilities, current	332,417	416,657
Other current financial liabilities	243,531	367,664
Bank Loans	184,660	113,334
Other Loans	58,871	254,330
Current lease liabilities	45,009	47,690
Trade and other current payables	41,076	248
Accounts payable to related companies	0	0
Other current provisions	2	815
Current tax liabilities	2,092	211
Current provisions for employee benefits	707	27
Other current non-financial liabilities	0	2
Later than one year and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	726,207	531,476
Financial Leases	85,964	117,608
Later than five years [member]
Statement [Line Items]
Total non-current liabilities	4,754,521	4,524,986
Other non-current financial liabilities	4,068,930	3,840,063
Bank Loans	250,346	64,334
Financial Leases	40,245	37,801
Other Loans	3,818,584	3,775,728
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	623,715	611,769
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	21,631	35,354
Total Maturity [Member]
Statement [Line Items]
Total Liabilities, current	1,097,593	1,261,523
Other current financial liabilities	307,136	460,846
Bank Loans	215,434	183,305
Other Loans	91,702	277,541
Current lease liabilities	63,640	69,208
Trade and other current payables	626,504	673,057
Accounts payable to related companies	3,739	8,880
Other current provisions	386	1,259
Current tax liabilities	44,672	2,242
Current provisions for employee benefits	6,786	5,965
Other current non-financial liabilities	44,730	40,065
Total non-current liabilities	7,515,091	7,229,093
Other non-current financial liabilities	5,714,728	5,452,194
Bank Loans	1,058,826	763,717
Financial Leases	148,115	201,817
Other Loans	4,655,902	4,688,477
Non-current payables	0	2,230
Other non-current provisions	30,450	31,765
Deferred tax liabilities	1,463,886	1,360,187
Non-current provisions for employee benefits	74,609	69,464
Other non-current non-financial liabilities	83,303	111,436
U.S Dollar [Member]
Statement [Line Items]
Other Loans	2,848,201	2,844,482
U.S Dollar [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	515,400	432,496
Bank Loans	349,685	172,584
Financial Leases	22,935	27,570
Other Loans	165,715	259,913
Non-current payables	0	2,230
Other non-current provisions	0	12
Deferred tax liabilities	764,998	659,513
Non-current provisions for employee benefits	0	836
Other non-current non-financial liabilities	29	24
U.S Dollar [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	706,525	968,514
Bank Loans	210,000	473,124
Financial Leases	15,787	21,621
Other Loans	496,525	495,390
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.S Dollar [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	63,509	89,688
Bank Loans	30,678	68,509
Other Loans	32,831	21,179
Current lease liabilities	4,675	4,570
Trade and other current payables	153,856	155,501
Accounts payable to related companies	236	454
Other current provisions	384	444
Current tax liabilities	152	1,784
Other current non-financial liabilities	6,616	7,353
U.S Dollar [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	166,721	125,765
Bank Loans	151,306	110,364
Other Loans	15,415	15,401
Current lease liabilities	9,012	2,787
Trade and other current payables	4	23
Accounts payable to related companies	0	0
Other current provisions	2	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
U.S Dollar [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	2,848,201	2,844,483
Bank Loans	0	0
Financial Leases	35,413	27,037
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	623,715	611,769
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.S Dollar [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	230,230	215,453
Bank Loans	181,984	178,873
Other Loans	48,246	36,580
Current lease liabilities	13,687	7,357
Trade and other current payables	153,860	155,524
Accounts payable to related companies	236	454
Other current provisions	386	444
Current tax liabilities	152	1,784
Other current non-financial liabilities	6,616	7,353
Other non-current financial liabilities	4,070,126	4,245,493
Bank Loans	559,685	645,708
Financial Leases	74,135	76,228
Other Loans	3,510,441	3,599,785
Non-current payables	0	2,230
Other non-current provisions	0	12
Deferred tax liabilities	1,388,713	1,271,282
Non-current provisions for employee benefits	0	836
Other non-current non-financial liabilities	29	24
Euros [Member]
Statement [Line Items]
Total Liabilities, current	44,763	20,566
Other current financial liabilities	32,697	41
Current lease liabilities	84	52
Trade and other current payables	11,924	20,414
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	58	59
Total non-current liabilities	498,714	116,218
Other non-current financial liabilities	498,484	116,218
Bank Loans	250,346
Financial Leases	230
Non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Euros [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	122,891	22,236
Bank Loans	122,891	22,236
Financial Leases	168
Euros [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	125,247	29,648
Bank Loans	125,247	29,648
Financial Leases	62
Euros [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Bank Loans	0	0
Current lease liabilities	23	24
Trade and other current payables	11,924	20,414
Other current non-financial liabilities	58	59
Euros [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	32,697	41
Bank Loans	32,697	41
Current lease liabilities	61	28
Trade and other current payables	0	0
Other current non-financial liabilities	0	0
Euros [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	250,346	64,334
Financial Leases	0
Euros [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	32,697	41
Bank Loans	32,697	41
Current lease liabilities	84	52
Trade and other current payables	11,924	20,414
Other current non-financial liabilities	58	59
Other non-current financial liabilities	498,484	116,218
Bank Loans	498,484	116,218
Financial Leases	230
Brazilian Real [Member]
Statement [Line Items]
Total Liabilities, current	115,676	100,780
Other current financial liabilities	753	4,391
Current lease liabilities	3,292	6,108
Trade and other current payables	80,607	70,259
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	5,298	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	25,726	20,022
Total non-current liabilities	171,765	225,116
Other non-current financial liabilities	657	1,791
Financial Leases	14,833	22,299
Non-current payables		0
Other non-current provisions	4,238	5,226
Deferred tax liabilities	68,788	84,420
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	83,249	111,380
Brazilian Real [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	657	1,791
Financial Leases	5,452	6,970
Other non-current provisions	4,238	5,226
Deferred tax liabilities	68,788	77,166
Other non-current non-financial liabilities	32,107	40,351
Brazilian Real [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Bank Loans	0	0
Financial Leases	4,842	6,336
Other non-current provisions	0	0
Deferred tax liabilities	0	7,254
Other non-current non-financial liabilities	29,511	35,675
Brazilian Real [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	96	1,462
Bank Loans	96	1,462
Current lease liabilities	823	1,644
Trade and other current payables	39,596	70,140
Brazilian Real [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	657	2,929
Bank Loans	657	2,929
Current lease liabilities	2,469	4,464
Trade and other current payables	41,011	119
Brazilian Real [Member] | Later than one year and not later than five years [member]
Statement [Line Items]
Current tax liabilities	5,298	0
Other current non-financial liabilities	25,726	20,022
Brazilian Real [Member] | Later than five years [member]
Statement [Line Items]
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other non-current financial liabilities	0	0
Bank Loans	0	0
Financial Leases	4,539	8,993
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Other non-current non-financial liabilities	21,631	35,354
Brazilian Real [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	753	4,391
Bank Loans	753	4,391
Current lease liabilities	3,292	6,108
Trade and other current payables	80,607	70,259
Current tax liabilities	5,298	0
Other current non-financial liabilities	25,726	20,022
Other non-current financial liabilities	657	1,791
Bank Loans	657	1,791
Financial Leases	14,833	22,299
Other non-current provisions	4,238	5,226
Deferred tax liabilities	68,788	84,420
Other non-current non-financial liabilities	83,249	111,380
Argentine Pesos [Member]
Statement [Line Items]
Total Liabilities, current	15,454	17,493
Other current financial liabilities	0	0
Trade and other current payables	11,336	14,365
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	4,118	3,128
Total non-current liabilities	26,226	26,546
Other non-current financial liabilities	0	0
Non-current payables		0
Other non-current provisions	26,212	26,527
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	14	19
Argentine Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current provisions	26,212	26,527
Other non-current non-financial liabilities	14	19
Argentine Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than one year and not later than five years [member]
Statement [Line Items]
Trade and other current payables	11,336	14,365
Other non-current financial liabilities	4,118	3,128
Argentine Pesos [Member] | Later than five years [member]
Statement [Line Items]
Trade and other current payables	0	0
Other non-current financial liabilities	0	0
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Trade and other current payables	11,336	14,365
Other non-current financial liabilities	4,118	3,128
Other non-current provisions	26,212	26,527
Other non-current non-financial liabilities	14	19
Mexican Pesos [Member]
Statement [Line Items]
Total Liabilities, current	29,398	28,405
Other current financial liabilities	0	0
Current lease liabilities	426	2,361
Trade and other current payables	26,400	22,272
Accounts payable to related companies	0	0
Other current provisions	0	815
Current tax liabilities	190	246
Current provisions for employee benefits	0	0
Other current non-financial liabilities	2,382	2,711
Total non-current liabilities	7,672	12,434
Other non-current financial liabilities	0	0
Financial Leases	218	7,664
Non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	6,385	4,485
Non-current provisions for employee benefits	1,069	285
Other non-current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Trade and other current payables	26,339
Financial Leases	218	3,546
Deferred tax liabilities	6,385	4,485
Non-current provisions for employee benefits	796	285
Mexican Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Trade and other current payables	61
Financial Leases	0	3,296
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	273	0
Mexican Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	293	1,235
Trade and other current payables		22,166
Other current provisions	0	0
Current tax liabilities	190	246
Other non-current financial liabilities	2,382	2,711
Mexican Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	133	1,126
Trade and other current payables		106
Other current provisions	0	815
Current tax liabilities	0	0
Other non-current financial liabilities	0	0
Mexican Pesos [Member] | Later than five years [member]
Statement [Line Items]
Financial Leases	0	822
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	426	2,361
Trade and other current payables	26,400	22,272
Other current provisions	0	815
Current tax liabilities	190	246
Other non-current financial liabilities	2,382	2,711
Financial Leases	218	7,664
Deferred tax liabilities	6,385	4,485
Non-current provisions for employee benefits	1,069	285
Other currencies [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Trade and other current payables	7,485
Financial Leases	141	160
Other currencies [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Financial Leases	30	0
Other currencies [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	37	26
Trade and other current payables		10,322
Current tax liabilities	24	0
Other current non-financial liabilities	1,319	2,335
Other currencies [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	111	91
Trade and other current payables		0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Statement [Line Items]
Financial Leases	0	0
Other currencies [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	148	117
Trade and other current payables	7,485	10,322
Current tax liabilities	24	0
Other current non-financial liabilities	1,319	2,335
Financial Leases	171	160
Chilean Pesos [Member]
Statement [Line Items]
Total Liabilities, current	385,270	400,790
Other current financial liabilities	0	0
Current lease liabilities	32,554	33,575
Trade and other current payables	298,908	348,155
Accounts payable to related companies	3,503	8,426
Other current provisions	0	0
Current tax liabilities	39,008	212
Current provisions for employee benefits	6,786	5,965
Other current non-financial liabilities	4,511	4,457
Total non-current liabilities	118,155	141,827
Other non-current financial liabilities	0	0
Financial Leases	44,604	73,471
Non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	73,540	68,343
Other non-current non-financial liabilities	11	13
Chilean Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	44,604	61,283
Non-current provisions for employee benefits	73,540	68,343
Other non-current non-financial liabilities	11	13
Chilean Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Financial Leases	0	12,072
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	8,578	8,313
Trade and other current payables	298,908	348,155
Accounts payable to related companies	3,503	8,426
Current tax liabilities	36,916	1
Current provisions for employee benefits	6,079	5,938
Other non-current financial liabilities	4,511	4,455
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	23,976	25,262
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Current tax liabilities	2,092	211
Current provisions for employee benefits	707	27
Other non-current financial liabilities	0	2
Chilean Pesos [Member] | Later than five years [member]
Statement [Line Items]
Financial Leases	0	116
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	32,554	33,575
Trade and other current payables	298,908	348,155
Accounts payable to related companies	3,503	8,426
Current tax liabilities	39,008	212
Current provisions for employee benefits	6,786	5,965
Other non-current financial liabilities	4,511	4,457
Financial Leases	44,604	73,471
Non-current provisions for employee benefits	73,540	68,343
Other non-current non-financial liabilities	11	13
U.F. [Member]
Statement [Line Items]
Total Liabilities, current	92,889	292,345
Other current financial liabilities	43,456	240,961
Current lease liabilities	13,449	19,638
Trade and other current payables	35,984	31,746
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total non-current liabilities	1,159,385	1,110,687
Other non-current financial liabilities	1,145,461	1,088,692
Financial Leases	13,924	21,995
Non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.F. [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	87,259	74,952
Financial Leases	12,446	18,079
Other Loans	87,259	74,952
U.F. [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	87,819	82,494
Financial Leases	1,185	3,083
Other Loans	87,819	82,494
U.F. [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	2,032
Other Loans	0	2,032
Current lease liabilities	4,202	5,706
Trade and other current payables	35,984	31,746
U.F. [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	43,456	238,929
Other Loans	43,456	238,929
Current lease liabilities	9,247	13,932
Trade and other current payables	0	0
U.F. [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	970,383	931,246
Financial Leases	293	833
Other Loans	970,383	931,246
U.F. [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	43,456	240,961
Other Loans	43,456	240,961
Current lease liabilities	13,449	19,638
Trade and other current payables	35,984	31,746
Other non-current financial liabilities	1,145,461	1,088,692
Financial Leases	13,924	21,995
Other Loans	$ 1,145,461	$ 1,088,692